Borrowings - Summary of Minimum Payment by Maturity and Present Value of Finance Lease Obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease agreements obligations [Line Items]
Minimum finance lease payments payable	S/ 60,572	S/ 28,315
Future financial charges on finance leases	(8,181)	(4,665)
Present value of the obligations for finance lease contracts	52,391	23,650
Maturity Period Less than One Year [member]
Disclosure of finance lease agreements obligations [Line Items]
Minimum finance lease payments payable	16,287	11,438
Present value of the obligations for finance lease contracts	13,635	10,357
Maturity Period Greater than One and Less than Five Year [member]
Disclosure of finance lease agreements obligations [Line Items]
Minimum finance lease payments payable	35,770	16,877
Present value of the obligations for finance lease contracts	30,635	13,293
Maturity Period Greater than Five Year [member]
Disclosure of finance lease agreements obligations [Line Items]
Minimum finance lease payments payable	8,515	0
Present value of the obligations for finance lease contracts	S/ 8,121	S/ 0